Short-Term Bank Loans (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Debt Disclosure [Abstract]
Interest expense related to short-term bank loans	$ 209,842	$ 546,681	$ 333,170